JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Floating Rate Income Fund

JPMorgan Short Duration Core Plus Fund

Prospectus dated July 1, 2020, as supplemented

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Limited Duration Bond Fund

JPMorgan Short Duration Bond Fund

Prospectus dated July 1, 2020, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal Bond Fund

Prospectus dated July 1, 2020, as supplemented

JPMORGAN TRUST IV

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Summary Prospectus and Prospectus dated July 1, 2020, as supplemented

(Class A Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 13, 2020

Effective September 15, 2020 (the “Effective Date”), the “Risk/Return Summary — Fees and Expenses of the Fund” section and “SHAREHOLDER FEES” table in the Summary Prospectus and Prospectus for the JPMorgan Ultra-Short Municipal Fund will be deleted and replaced with the following:

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class I

Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	NONE	NONE

Maximum Deferred Sales Charge (Load) as a % of Original Cost of Shares	NONE	NONE

SUP-SCINC-820

On the Effective Date, the corresponding tables in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Class A Shares” section of the J.P. Morgan Income Funds Prospectus will be deleted and replaced with the following:

For the JPMorgan Floating Rate Income Fund, the JPMorgan Limited Duration Bond Fund, the JPMorgan Short Duration Bond Fund and the JPMorgan Short Duration Core Plus Fund:

Class A Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment[1]	Commission as a % of Offering Price[2]	CDSC

Less than $50,000	2.25	2.30	2.00	0.00

$50,000 to $99,999	2.00	2.04	1.50	0.00

$100,000 to $249,999	1.25	1.27	1.00	0.00

Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment	Finder’s Fee as a % of your Investment[3]	CDSC as a % of your Redemption[3,4]

$250,000 to $3,999,999	0.00	0.00	0.75	0-18 months — 0.75%
$4,000,000 to $9,999,999	0.00	0.00	0.50
$10,000,000 or more	0.00	0.00	0.25

Also, on the Effective Date, the corresponding tables in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Class A Shares” section of the J.P. Morgan Municipal Bond Funds prospectus will be deleted and replaced with the following:

For the JPMorgan Short-Intermediate Municipal Bond Fund:

Class A Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment[1]	Commission as a % of Offering Price[2]	CDSC

Less than $50,000	2.25	2.30	2.00	0.00

$50,000 to $99,999	2.00	2.04	1.50	0.00

$100,000 to $249,999	1.25	1.27	1.00	0.00

Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment	Finder’s Fee as a % of your Investment[4]	CDSC as a % of your Redemption[3]

$250,000 to $3,999,999	0.00	0.00	0.75	0-18 months — 0.75%
$4,000,000 to $9,999,999	0.00	0.00	0.50
$10,000,000 or more	0.00	0.00	0.25

For the JPMorgan Ultra-Short Municipal Fund:

Class A Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment	Commission as a % of Offering Price[2]	CDSC

Less than $50,000	0.00	0.00	0.00	0.00

$50,000 to $99,999	0.00	0.00	0.00	0.00

$100,000 to $249,999	0.00	0.00	0.00	0.00

$250,000 or more	0.00	0.00	0.00	0.00

With respect to shareholders who have entered into a Letter of Intent (‘LOI”), purchases made pursuant to the LOI entered into after the Effective Date shall be based on the new sales charge schedules described above. Purchases made pursuant to Rights of Accumulation (“ROA”) after the Effective Date shall also be based on the new sales charge schedules.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE